Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Receivables from contracts with customers [abstract]
Summary of Revenue from Contracts with Customers Allocated to Geographical Areas and Revenue Streams	The following table disaggregates the Company's revenue from contracts with customers by geographic market (in USD thousands):

	Years ended December 31,
	2025	2024	2023

Switzerland	$1,776	$1,494	$1,432
France	11,317	10,333	10,076
Italy	10,805	9,983	8,554
Spain	6,027	5,788	6,512
Rest of EMEA	25,651	19,331	17,384
EMEA	$55,576	$46,929	$43,958

United States	$10,872	$9,323	$9,465
Rest of NORAM	2,528	1,977	1,261
NORAM	$13,400	$11,300	$10,726

LATAM	$3,086	$2,890	$3,990

APAC	$5,209	$4,054	$3,697
Total revenue	$77,271	$65,173	$62,371
Revenue streams
The Company’s revenue from contracts with customers has been allocated to the revenue streams indicated in the table below (in USD thousands):

	Year ended December 31,
	2025	2024	2023
SOPHiA DDM Platform	$74,915	$63,546	$60,904
Workflow equipment and services	2,356	1,627	1,467
Total revenue	$77,271	$65,173	$62,371